Revenue from Contracts with Customers - Summary of Contract Balances (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Contract performance obligations description	According to the business customary practice, the remaining performance obligations (unfulfilled service-type maintenance service) at the year-end is expected to be satisfied within 2 years.